Employee Compensation (Tables)	9 Months Ended
Jul. 31, 2026
Disclosure of Employee Compensation [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the nine months ended	July 31, 2026	July 31, 2025
Expected dividend yield	2.5% - 2.6%	3.6%
Expected share price volatility	18.5% - 18.6%	16.7%
Risk-free rate of return	3.0%	2.8%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	181.30	141.00

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension plans		Other employee future benefit plans
For the three months ended	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Current service cost	$43	$44	$1	$2
Net interest (income) expense (1)	(13)	(12)	10	9
Impact of plan amendments	–	–	–	–
Administrative expense	2	2	–	–
Benefits expense	32	34	11	11
Government pension plans expense (2)	101	96	–	–
Defined contribution expense	71	66	–	–
Total pension and other employee future benefit expenses
recognized in our Consolidated Statement of Income	$204	$196	$11	$11
(1) Net interest (income) expense is increased by $nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended July 31, 2026 ($nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended July 31, 2025) as a result of assets written down through other comprehensive income due to the asset ceiling.
(2) Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the nine months ended	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Current service cost	$131	$133	$4	$5
Net interest (income) expense (1)	(41)	(38)	27	28
Impact of plan amendments	–	(19)	–	–
Administrative expense	7	9	–	–
Benefits expense	97	85	31	33
Government pension plans expense (2)	326	310	–	–
Defined contribution expense	254	244	–	–
Total pension and other employee future benefit expenses
recognized in our Consolidated Statement of Income	$677	$639	$31	$33
(1) Net interest (income) expense is increased by $nil million for pension benefit plans and $3 million for other employee future benefit plans for the nine months ended July 31, 2026 ($nil million for pension benefit plans and $4 million for other employee future benefit plans for the nine months ended July 31, 2025) as a result of assets written down through other comprehensive income due to the asset ceiling.
(2) Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.